CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Millions	Total	Common Stock [Member]	Additional Paid in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total Company Stockholders' Equity [Member]	Noncontrolling Interests [Member]
Beginning Balance at Dec. 31, 2010	$ 15,862	$ 4	$ 8,353	$ 91	$ 7,300	$ 15,748	$ 114
Beginning Balance, shares at Dec. 31, 2010		421
Net income attributable to Company	1,985				1,994	1,994	(9)
Other comprehensive income, net	(114)			(114)		(114)
Cash dividends, per common share	(191)				(191)	(191)
Dividends to noncontrolling interests	(17)						(17)
Noncontrolling interest contribution	21						21
Stock-based compensation	73		73			73
Common stock issued	96		96			96
Common stock issued, shares		3
Withholding taxes	(9)		(9)			(9)
Excess tax benefit from stock-based compensation	22		22			22
Ending Balance at Dec. 31, 2011	17,728	4	8,535	(23)	9,103	17,619	109
Ending Balance, shares at Dec. 31, 2011		424
Net income attributable to Company	2,483				2,491	2,491	(8)
Other comprehensive income, net	130			130		130
Cash dividends, per common share	(209)				(209)	(209)
Dividends to noncontrolling interests	(4)						(4)
Noncontrolling interest contribution	20						20
Stock-based compensation	80		80			80
Common stock issued	113		113			113
Common stock issued, shares		3
Withholding taxes	(10)		(10)			(10)
Excess tax benefit from stock-based compensation	25		25			25
Ending Balance at Dec. 31, 2012	20,356	4	8,743	107	11,385	20,239	117
Ending Balance, shares at Dec. 31, 2012		427
Net income attributable to Company	2,328				2,327	2,327	1
Other comprehensive income, net	(111)			(111)		(111)
Cash dividends, per common share	(389)				(389)	(389)
Dividends to noncontrolling interests	(3)						(3)
Noncontrolling interest contribution	10						10
Disposal of noncontrolling interest, net	(25)						(25)
Stock-based compensation	92		92			92
Common stock issued	58		58			58
Common stock issued, shares		1
Withholding taxes	(6)		(6)			(6)
Excess tax benefit from stock-based compensation	20		20			20
Ending Balance at Dec. 31, 2013	$ 22,330	$ 4	$ 8,907	$ (4)	$ 13,323	$ 22,230	$ 100
Ending Balance, shares at Dec. 31, 2013		428